Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Other reserves and allowances	$ 56	$ 115
Total deferred-tax assets	7,915	5,396
Valuation allowance	(7,915)	(5,396)
Net deferred-tax assets	0	0
Maltese Subsidiary [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	4,608	4,212
Israeil Subsidiary [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	$ 3,251	$ 1,184